Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate Fair Value [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	$ 1,155	$ 3,049
Gain (Loss) [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	34	43
Contractual Principal [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	$ 1,121	$ 3,006